Supplemental Cash Flow Information (Details) - USD ($)	1 Months Ended	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Noncash activities
Capital contribution to fund general and administrative expense reimbursement	$ 12,349	$ 12,349
Fair value adjustment of investments in receivables		284,294
Cash flows related to interest paid
Cash paid for interest		5,117,787	$ 3,508,125	$ 1,120,212
Investments in receivables.
Noncash activities
Fair value adjustment of investments in receivables		284,294
Landmark Dividend LLC and affiliates
Noncash activities
Purchase price for acquisition of real property interests included in due to Landmark and affiliates			963,067
Contributions of real property interests by Landmark		$ 13,713,760	$ 7,047,495	$ 15,824,951